MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Equity Securities [Roll Forward]
Equity securities, beginning balance	$ 3,684
Unrealized gain (loss)	372	$ (10,532)
Equity securities, ending balance	4,056
Dividends received	$ 22